BUSINESS COMBINATIONS - Outstanding Balances of Financial Liabilities Related to Acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Other financial liabilities - current	$ 63,059	$ 19,822
Other financial liabilities - non current	66,932	74,376
Contingent consideration
Disclosure of financial liabilities [line items]
Other financial liabilities - current	61,561	19,729
Other financial liabilities - non current	66,932	73,639
Contingent consideration | Avanxo
Disclosure of financial liabilities [line items]
Other financial liabilities - current	0	1,145
Other financial liabilities - non current	0	0
Contingent consideration | BI Live
Disclosure of financial liabilities [line items]
Other financial liabilities - current	210	138
Other financial liabilities - non current	202	397
Contingent consideration | Grupo ASSA
Disclosure of financial liabilities [line items]
Other financial liabilities - current	13,865	11,218
Other financial liabilities - non current	0	13,343
Contingent consideration | Xappia
Disclosure of financial liabilities [line items]
Other financial liabilities - current	2,478	4,761
Other financial liabilities - non current	966	2,382
Contingent consideration | Giant Monkey Robot
Disclosure of financial liabilities [line items]
Other financial liabilities - current	3,343	2,467
Other financial liabilities - non current	0	1,924
Contingent consideration | BlueCap
Disclosure of financial liabilities [line items]
Other financial liabilities - current	28,203	0
Other financial liabilities - non current	25,341	55,593
Contingent consideration | Cloudshift
Disclosure of financial liabilities [line items]
Other financial liabilities - current	8,594	0
Other financial liabilities - non current	7,199	0
Contingent consideration | Hybrido Worldwide
Disclosure of financial liabilities [line items]
Other financial liabilities - current	3,365	0
Other financial liabilities - non current	3,278	0
Contingent consideration | Walmeric
Disclosure of financial liabilities [line items]
Other financial liabilities - current	0	0
Other financial liabilities - non current	15,423	0
Contingent consideration | Atix Labs
Disclosure of financial liabilities [line items]
Other financial liabilities - current	1,503	0
Other financial liabilities - non current	2,316	0
Contingent consideration | Navint
Disclosure of financial liabilities [line items]
Other financial liabilities - current	0	0
Other financial liabilities - non current	$ 12,207	$ 0